Accounts Payable and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Other Current Liabilities

As at December 31 (millions of dollars)	2023	2022
Accrued liabilities	855	683
Accounts payable	334	295
Accrued interest	149	120
Regulatory liabilities (Note 12)	51	139
Environmental liabilities (Note 20)	38	25
Lease obligations	12	12
	1,439	1,274